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
CITIGROUP [LOGO]                                     GLOBAL TRANSACTION SERVICES
   corporate and                                     Two Portland Square
   investment banking                                Portland, ME 04101
                                                     Tel 207 879 1900
                                                     Fax 207 822 6677
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May 5, 2006

U.S. Securities and Exchange Commission
Branch of Document Control
100F Street
NE
Stop 1-4
Washington, D.C. 20549

Re: Forum Funds
    File Nos. 2-67052; 811-3023
    CIK: 0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Prospectuses for Adams Harkness Small Cap Growth Fund, Polaris Global Value Fund, and the Statements of Additional Information for Adams Harkness Small Cap Growth Fund, Jordan Opportunity Fund, Polaris Global Fund, and Winslow Green Growth Fund dated May 1, 2006 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on April 28, 2006 accession number 0001193125-06-093182.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David Whitaker
----------------------------
David Whitaker
Citigroup Fund Services, LLC



                                                   Citigroup Fund Services, LLC